Related Party Transaction (Tables)	12 Months Ended
May 31, 2013
Related Party Transactions [Abstract]
Balances and Transaction with Related Parties

The Group had the following balances and transaction with related parties:

			Amounts due from related parties-non current As of May 31,
	Notes	Relationship	2012	2013
			US$	US$

Metropolis Holding China Limited	(1)	Company controlled by Chairman and CEO	1,449	904

			Amounts due from related parties-current As of May 31,		Amounts due to related parties-current As of May 31,
	Notes	Relationship	2012	2013	2012	2013
			US$	US$	US$	US$

Metropolis Holding China Limited	(1)	Company controlled by Chairman and CEO	—	361	164	13
MaxEn	(2)	Joint Venture	—	2,011	—	1,088

Total			—	2,372	164	1,101

			Rental expense For the year ended May, 31
			2011	2012	2013
			US$	US$	US$

Metropolis Holding China Limited	(1)	Company controlled by Chairman and CEO	—	722	4,276

(1)	Since April 2010, the Group began renting a large portion of a building owned by Metropolis Holding China Limited for office space. In March 2012, Metropolis Holding China Limited was acquired by a company wholly owned by Mr. Michael Minhong Yu, the Group’s chairman and chief executive officer. As a result, Metropolis Holding China Limited became a related party of the Group thereafter. As of May 31, 2013, the non-current and current amounts due from Metropolis Holding China Limited were US$904 and US$361 respectively, which represented prepaid rent and deposit for the building; and amounts due to Metropolis Holding China Limited was US$13 which represented rental payment payable. The amount of the rental payments was determined based on the prevailing market rates and was duly approved by all of the directors. The amount due to Metropolis Holding China Limited is non-interest bearing and unsecured and has no fixed repayment terms.
(2)	In September, 2012, MaxEn became a joint venture of the Group (Note 14). As a result, MaxEn became a related party of the Group thereafter. As of May 31, 2013, the amount due from MaxEn was US$2,011, which represented MaxEn’s pre-operating expenses prepaid by the Group; the amount due to MaxEn was US$1,088, which represented the tuition fee the Group collected for the joint venture. The amount due to MaxEn is non-interest bearing and unsecured and has no fixed repayment terms.